Property, Plant and Equipment - Schedule of Asset Retirement Obligations (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Oil And Gas Property [Abstract]
Asset retirement obligations			$ 214,733	$ 220,049	$ 220,049	$ 226,690
Fair value of asset retirement obligations assumed			220,637
Obligations settled			(43,896)		(32,573)	(23,689)
Accretion expense	$ 9,492	$ 5,321	14,252	$ 10,509	19,295	21,829	$ 19,395
Obligations incurred			120		4,213	1,014
Changes in estimate			8,532		3,050	(12,240)
Asset retirement obligations	414,378		414,378		214,733	220,049	$ 226,690
Current portion of asset retirement obligations	94,334		94,334		39,741	33,556
Noncurrent portion	$ 320,044		$ 320,044		174,992	186,493
Fair value of asset retirement obligations acquired					$ 699	$ 6,445